LOAN FROM BANK (Details Narrative) $ in Thousands			9 Months Ended
	Jun. 14, 2026 USD ($)	Jun. 14, 2026 ILS (₪)	Sep. 30, 2026 USD ($)	Sep. 30, 2026 ILS (₪)	Sep. 30, 2026 ILS (₪)	Jun. 14, 2026 ILS (₪)
Loan From Bank
Bank debt instruments held	$ 30,893					₪ 92,000,000
Other fees	124	₪ 368,000	$ 4	₪ 11,400
Security deposit	$ 3,265					₪ 10,000,000
Proceeds from borrowings			3,526	₪ 10,800,000
Short-term liability			1,175
Long term liability			2,231
Net committed amount			26,510		₪ 81,200,000
Loan received			$ 2,481		₪ 7,600,000
Borrowings, interest rate			5.25%		5.25%
Outstanding principal balance			$ 2,481		₪ 7,600,000